EQUITY - Equity Instruments and Hybrid Instruments (Details)		12 Months Ended
	Dec. 14, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Sep. 27, 2011 USD ($)	Dec. 28, 2009 USD ($) business_day
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 14,340,000,000
Mandatory convertible bonds extension, decrease to NCI		$ 83,000,000
Non-controlling interests
Disclosure of detailed information about borrowings [line items]
Mandatory convertible bonds extension, decrease to NCI	$ 83,000,000	83,000,000
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	1,000,000,000		$ 1,000,000,000	$ 1,000,000,000	$ 750,000,000
Borrowings, convertible, call option, number of business days prior to maturity | business_day					10
Borrowings	184,000,000
Finance costs	92,000,000	$ 92,000,000
Mandatorily convertible unsecured unsubordinated bonds | Non-controlling interests
Disclosure of detailed information about borrowings [line items]
Reserve of equity component of convertible instruments	$ 797,000,000